Filed Pursuant to Rule 485(b)
                                                 Registration No.      2-71299
                                                                       811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
         Pre-Effective Amendment No.   ___

         Post-Effective Amendment No.   95                                     X

                                                   and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
         Amendment No.   98                                                    X

                           RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                      909 A Street, Tacoma, Washington        98402
                      ------------------------------------ --------
                    (Address of Principal Executive Office) (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001



  Gregory J. Lyons, Associate General Counsel       John V. O'Hanlon, Esq.
          Russell Investment Company                     Dechert LLP
                 909 A Street                  200 Clarendon Street, 27th Floor
           Tacoma, Washington 98402              Boston, Massachusetts 02116
                 253-596-2406                            617-728-7100

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

     ()   immediately upon filing pursuant to paragraph (b)
     (X)  on March 1, 2007 pursuant to paragraph (b)
     ( )  60 days after filing pursuant to paragraph (a)(1)
     ( )  on __________________, pursuant to paragraph (a)(1)
     ( )  75 days after filing pursuant to paragraph (a)(2)
     ( )  on (date) pursuant to paragraph (a)(2) of rule 485.
     If   appropriate, check the following box:
     (X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 91 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of this Post-Effective Amendment No. 95 to Registration Nos. 2-71299 and 811-3153. This Post-Effective Amendment No. 95 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 91. The Registrant's updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before March 1, 2007.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 95 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 27th day of February, 2007.

                                            RUSSELL INVESTMENT COMPANY
                                                     Registrant


                                            By:               *
                                                --------------------------------
                                                Greg J. Stark, President

/s/ Mary Beth Rhoden
----------------------
* By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 27, 2007.

Signatures                                  Signatures


                  *                                           *
------------------------------------        -----------------------------------
Greg J. Stark, President and                Mark E. Swanson, Treasurer, in his
Chief Executive Officer                     capacity as Chief Accounting Officer


                  *                                           *
------------------------------------        -----------------------------------
Thaddas L. Alston, Trustee                  Kristianne Blake, Trustee



                  *                                           *
------------------------------------        -----------------------------------
Daniel P. Connealy, Trustee                 Jonathan Fine, Trustee


                  *                                           *
------------------------------------        -----------------------------------
Raymond P. Tennison, Jr., Trustee           Jack R. Thompson, Trustee


                  *
------------------------------------
Julie W. Weston, Trustee

/s/ Mary Beth Rhoden
---------------------
*By Mary Beth Rhoden
 Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 91 to Registration Statement Nos. 2-71299 and 811-3153, filed on February 5, 2007.